Organization - Additional Information (Detail)	12 Months Ended
	Dec. 31, 2020 CNY (¥)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 CNY (¥)
Organization, Consolidation and Presentation of Financial Statements Disclosure [Line Items]
Date of incorporation	Nov. 16, 2016
Net asset of VIE, not pledged	¥ 13,398,031,710	$ 2,053,338,193	¥ 18,361,603,570
Variable Interest Entity [Member]
Organization, Consolidation and Presentation of Financial Statements Disclosure [Line Items]
Net asset of VIE, not pledged	12,361,295,393	1,894,451,401	15,851,801,933
Asset Not Pledged as Collateral [Member] | Variable Interest Entity [Member]
Organization, Consolidation and Presentation of Financial Statements Disclosure [Line Items]
Net asset of VIE, not pledged	¥ 10,679,000,000	$ 1,637,000,000	¥ 10,993,000,000
WFOEs [Member]
Organization, Consolidation and Presentation of Financial Statements Disclosure [Line Items]
Percentage of controlled subsidiary	100.00%